Financial Instruments (Details 4) - Financial assets at FVTOCI - equity instruments without quoted market prices [member]	12 Months Ended
Dec. 31, 2018
Disclosure of financial instrument [Line Items]
Valuation technique	Market approach
Discount for lack of marketability, significant unobservable inputs, assets	20.00%
Price Book Ratio [Member]
Disclosure of financial instrument [Line Items]
Inter-relationship between significant unobservable inputs and fair value measurement	The higher the price-book ratio is, the higher the fair value is.
Price Earnings Ratio [Member]
Disclosure of financial instrument [Line Items]
Inter-relationship between significant unobservable inputs and fair value measurement	The higher the price-earnings ratio is, the higher the fair value is.
Lack Of Marketability [Member]
Disclosure of financial instrument [Line Items]
Inter-relationship between significant unobservable inputs and fair value measurement	The greater degree of lack of marketability is, the lower the fair value is.
Top of range [member]
Disclosure of financial instrument [Line Items]
Price-Book ratio, significant unobservable inputs, assets	5.2
Price-Earnings ratio, significant unobservable inputs, assets	112.13
Bottom of range [member]
Disclosure of financial instrument [Line Items]
Price-Book ratio, significant unobservable inputs, assets	0.99
Price-Earnings ratio, significant unobservable inputs, assets	14.69